Restatement of statements of cash flows (Tables)	3 Months Ended
Sep. 30, 2024
Accounting policies, changes in accounting estimates and errors [Abstract]
Schedule Of Restated Amounts
The effects of the restatement on the affected financial statement line items are as follows:
Adjustments to the consolidated statements of cash flows for the three months ended 30 September 2024 - Restatement

	Three months ended 30 September, 2024
	(As reported)	Adjustments	(As restated)
	US$'000	US$'000	US$'000
Cash flows from operating activities
Receipts from Bitcoin mining revenue	49,575	(49,575)	—
Net cash from/(used in) operating activities	(3,816)	(49,575)	(53,391)

Cash flows from investing activities
Proceeds from sale of Bitcoin mined	—	49,575	49,575
Net cash from/(used in) investing activities	(387,137)	49,575	(337,562)

Adjustments to the consolidated statements of cash flows for the three months ended 30 September 2023 - Restatement

	Three months ended 30 September, 2023
	(As reported)	Adjustments	(As restated)
	US$'000	US$'000	US$'000
Cash flows from operating activities
Receipts from Bitcoin mining revenue	34,144	(34,144)	—
Net cash from/(used in) operating activities	3,875	(34,144)	(30,269)

Cash flows from investing activities
Proceeds from sale of Bitcoin mined	—	34,144	34,144
Net cash from/(used in) investing activities	(17,817)	34,144	16,327